U.S. SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                           FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

     Old Mutual Funds I
     4643 South Ulster Street
     Suite 600
     Denver, CO 80237-2853

2. The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ ]

     Old Mutual Analytic Defensive Equity Fund
     Old Mutual Analytic Global Defensive Equity Fund
     Old Mutual Clay Finlay China Fund
     Old Mutual Clay Finlay Emerging Markets Fund
     Old Mutual Copper Rock Emerging Growth Fund
     Old Mutual International Equity Fund
     Old Mutual Asset Allocation Conservative Portfolio
     Old Mutual Asset Allocation Balanced Portfolio
     Old Mutual Asset Allocation Moderate Growth Portfolio
     Old Mutual Asset Allocation Growth Portfolio





3.   Investment Company Act File Number:  811-21587

     Securities Act File Number: 333-116057


4.   (a)   Last day of fiscal year for which this Form is  filed:
     July  31, 2007

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of       $ 1,045,363,000
          securities sold during the
          fiscal year
            pursuant to section
          24(f):
                                        $ 357,332,000
     (ii) Aggregate  price   of
          securities redeemed or
          repurchased during
          the fiscal year:
                                        $0
     (iii)     Aggregate price of
          securities redeemed or
          repurchased during
          any PRIOR fiscal year
          ending   no   earlier
          than October 11, 1995
          that
          were  not  previously
          used     to    reduce
          registration     fees
          payable to the
          Commission:
                                        $ 357,332,000

     (iv) Total available redemption
          credits [add items 5(ii) and
          5(iii)]:

                                        $ 688,031,000
     (v)  Net sales -- if item 5(i)
          is greater than Item 5(iv)
          [subtract Item 5(iv)
          from Item 5(I)]:
                                        $ 0
     (vi) Redemption    credits
          available for use in future
          years -- if Item 5(i) is
          less  than Item 5(iv)
          [subtract Item
          5(iv)    from    Item
          5(i)]:
                                        x  0.0000307

     (vii)      Multiplier  for
          determining registration fee
          (See Instruction C.9):

                                        = $ 21,122.55
     (viii)    Registration fee due
          [multiply Item 5(v) by Item
          5(vii)] (enter "0" if
          no fee is due):

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0. If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.




7.   Interest  due  -- if this Form is being filed more  than  90 days after the
     end of the issuer's fiscal year (see Instruction D): $ 0



8. Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]: = $ 21,122.55


9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: October 12, 2007**

     Method of Delivery:

                         [x ] Wire Transfer
                         [   ] Mail or other means

**In the October 15, 2007 filing of the Form 24F-2NT, accession number 0001041062-07-000231, there was a transposition error in the aggregate sales figure (line 5(i)). The aggregate sales reported in the filing, was incorrectly reported as $1,405,363,000 but the actual sales during the fiscal year ended July 31, 2007 were $1,045,363,000. Utilizing the actual sales figure the total registration fee due was $21,122.55 which was the dollar amount wired on October 12, 2007.


SIGNATURES

     This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

By: (Signature and Title)     * / s / Robert T. Kelly
                              Robert T. Kelly, Treasurer


Date: October 10, 2007, as amended January 9, 2008